Finance expenses (Tables)	12 Months Ended
Dec. 31, 2022
Finance cost [Abstract]
Schedule of finance expenses

	December 31,
	2022	2021	2020
	£’000	£’000	£’000
Bank interest payable	27	16	—
Loan interest payable	2	2	—
Interest expense on lease liabilities	299	149	86
Unwinding of discount rate on provisions	6	2	3
	334	169	89